CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 26, 2013	Jun. 27, 2012
Common stock, authorized shares	250,000,000	250,000,000
Common stock, par value	$ 0.10	$ 0.10
Common stock, shares issued	176,246,649	176,246,649
Common stock, shares outstanding	67,444,099	74,342,115
Treasury stock, shares	108,802,550	101,904,534